OTHER OPERATING EXPENSE, NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 14,560	¥ 345	¥ 6,286
Exploration and production
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 8,495	¥ 3	¥ 4,274
Pre-tax discount rate	10.47%	10.47%	10.47%
Estimated decrease rate of oil price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 8,435		¥ 4,274
Impairment loss due to estimated decrease rate of oil price	4,548
Impairment loss due to estimated increase rate of operating cost	2,836
Impairment loss due to estimated increase discount rate	287
Exploration and production | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	60
Exploration and production | Prepayments
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		¥ 3
Chemicals
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	3,606	17	1,379
Chemicals | Entrusted loan
OTHER OPERATING EXPENSE, NET
Impairment losses on entrusted loan			97
Impairment losses on entrusted loan written back		16
Chemicals | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	2,611	4	1,257
Chemicals | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	744	29	25
Chemicals | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	251
Refining
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1,923	245	353
Refining | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	226	140	353
Refining | Investment in joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1,697
Refining | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		105
Marketing and distribution
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	536	80	264
Marketing and distribution | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	442	52	254
Marketing and distribution | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	40	1	3
Marketing and distribution | Prepayments
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		¥ 27
Marketing and distribution | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	7		7
Marketing and distribution | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 47
Corporate and others
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			16
Corporate and others | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			¥ 16